Supplement to the

Fidelity® New Jersey AMT Tax-Free Money Market Fund (FSJXX) and
Fidelity New Jersey Municipal Money Market Fund (FNJXX)

Fidelity New Jersey AMT Tax-Free Money Market Fund is a Class of shares of
Fidelity New Jersey AMT Tax-Free Money Market Fund

Funds of Fidelity Court Street Trust II

Fidelity New Jersey Municipal Income Fund (FNJHX)

A Fund of Fidelity Court Street Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 42.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity New Jersey AMT Tax-Free Money Market Fund	none	none
Fidelity New Jersey Municipal Income Fund	none	none
Fidelity New Jersey Municipal Money Market Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson	Michael E. Kenneally
Fidelity New Jersey AMT Tax-Free Money Market Fund	none	none	none	none
Fidelity New Jersey Municipal Income Fund	none	none	none	none
Fidelity New Jersey Municipal Money Market Fund	$1 - $10,000	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity New Jersey AMT Tax-Free Money Market Fund	none	none	none
Fidelity New Jersey Municipal Income Fund	none	none	none
Fidelity New Jersey Municipal Money Market Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000
NJNB-14-01  December 16, 2014
1.475765.130